Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions
Summary of significant related party transactions and Outstanding balance

The following sets forth significant related party transactions of the Group during the years presented:

	For the year ended
	December 31,
	2016	2017	2018
Revenues from recommendation services for loans generated from RONG360 (a)	19,932	102,997	105,492
Revenues from advertising, marketing and other services generated from RONG360 (a)	—	—	13,405
Sales and marketing expense charged by related party A (b)	—	—	(40,167)
Administrative expenses charged to RONG360 (c)	—	2,691	10,000
Collection handling services provided by RONG360 (d)	—	(1,564)	(4,644)
Initial working capital contributed by RONG360 immediately before the IPO (e)	—	150,000	—
Business combination transaction with related party B (g)	—	—	(6,250)

The following sets forth related party outstanding balance:

	As of
	December 31,
	2017	2018
Amount due to RONG360 (f)	(35,427)	(61,048)
Amount due to related party A (b)	—	(5,452)
Amount due to related party B (g)	—	(6,250)
(a)

RONG360’s business comprised the Platform Business segment and non-platform Business segment prior to the Reorganization, thus transactions between the Group’s Predecessor Operation, i.e. the Platform Business, and non-Platform business segment of RONG360 are accounted for as related party transactions. After the Share Distribution, RONG360 is still considered as a related party of the Group due to the existence of some same major shareholders of RONG360 and the Company. The Group provided loan recommendation services and advertising, marketing and other services to the non-platform Business segment of RONG360 and the related service fees were charged at a standard fee rate as that was charged to third party customers.

(b)	Related party A (an investee of related party B) charged the Group advertising and marketing expenses for providing advertising and marketing service to the Group for the year ended December 31, 2018.
(c)

Following the Reorganization, the administrative expenses allocated to RONG360 consist of various expenses attributable to the non-platform business segment of RONG360, including expenses related to operational, administrative, human resources, legal, accounting and internal control support pursuant to the transitional services arrangement (see Note 1(b)).

(d)

Following the Reorganization, RONG360 charged the Group collection handling fees for the revenue amount billed to third parties through RONG360 by the Group. As of December 31, 2018, the accounts receivable billed through RONG360 amounted to RMB134,966.

(e)	RONG360 provided RMB150 million of initial working capital to the Company in the form of a capital contribution. The Company received the related cash in November 2017.
(f)	The balance arose from the aforementioned related party transactions and various operational payments made by RONG360 on behalf of the Group, such as payroll costs, miscellaneous expenses,etc.
(g)

The Group obtained control of KTN from related party B (a company owned by two founders of the Company) in October 2018. The balance represented the unpaid consideration. Please refer to Note 8- Business combinations for more details.